SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount	$ 250,000		$ 250,000
Cash equivalents	0		$ 0	$ 0
Marketing and advertising expense	$ 1,633,528	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	5 years		5 years
Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities	1,400,000		1,250,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities	1,063,000		2,000,000